ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jul. 08, 2015	Jul. 15, 2014	Jan. 02, 2014
Grow Mobile [Member]
Business Acquisition [Line Items]
Cash	$ 1,500	$ 6,892
Total fair value of stock consideration		5,545
Contingent consideration		7,410
Total purchase price		$ 19,847
Perion Network Ltd [Member]
Business Acquisition [Line Items]
Number of shares of Perion ordinary shares outstanding on the Closing Date			12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date			$ 12.64
Total fair value of stock consideration			$ 158,303
Fair value of vested Perion options (for accounting purposes only)			7,492
Total purchase price			$ 165,795